LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Abstract]
Sublease rent income	$ 64,425	$ 90,000
Operating lease expense	119,612	136,079
Short-term lease commitment	$ 15,877	$ 90,122